Average Annual Total Returns - Small Cap Growth Fund	None 1 Year	None 5 Years	None 10 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	59.82%	26.20%	17.53%	34.63%	16.36%	13.48%